Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail)	10 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss	$ (2,438,600)
Common Class A [Member]
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss	$ (1,757,485)
Basic and diluted weighted average shares outstanding | shares	15,101,877
Basic and diluted net loss per ordinary share | $ / shares	$ (0.12)
Common Class B [Member]
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss	$ (681,115)
Basic and diluted weighted average shares outstanding | shares	5,852,751
Basic and diluted net loss per ordinary share | $ / shares	$ (0.12)